Leases - Summary of Assets Lease, Property and Equipment, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Total lease, property and equipment	$ 2,059.7	$ 822.3
Accumulated depreciation	(153.5)	(130.3)
Total assets lease, property and equipment, net	1,906.1	692.0
Land [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total lease, property and equipment	941.4	421.7
Buildings and Improvements [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total lease, property and equipment	1,081.8	397.9
Restaurant Equipment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total lease, property and equipment	$ 36.5	$ 2.7